Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of premises and equipment
	2016	2015
	(In Thousands)
Premises	$4,355	$4,305
Furniture and equipment	3,628	2,803

	7,983	7,108
Accumulated depreciation and amortization	(4,808)	(4,364)

	$3,175	$2,744

Schedule of future minimum rental payments under these leases
Years ending December 31,
2017	$442
2018	433
2019	433
2020	390
2021	368
Thereafter	1,933
Total	$3,999